Quarterly portfolio holdings
John Hancock
Disciplined Value Global Long/Short Fund
Alternative
December 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 67.4%		$316,521,373
(Cost $287,233,985)
Australia 3.4%		15,992,579
Beetaloo Energy Australia, Ltd. (A)(B)	28,661,086	5,538,490
Rio Tinto, Ltd.	92,608	9,034,452
Syrah Resources, Ltd. (A)	6,364,760	1,419,637
Bermuda 1.7%		7,994,747
Everest Group, Ltd.	23,559	7,994,747
Brazil 0.8%		3,889,964
Itau Unibanco Holding SA, ADR	543,291	3,889,964
Canada 4.0%		18,932,797
Allied Gold Corp. (A)	134,936	3,091,863
Equinox Gold Corp. (A)	214,139	3,006,512
Nutrien, Ltd. (B)	88,837	5,483,020
Teck Resources, Ltd., Class B (C)	153,506	7,351,402
China 1.6%		7,382,294
Alibaba Group Holding, Ltd.	187,500	3,442,679
Tongcheng Travel Holdings, Ltd.	1,364,800	3,939,615
Denmark 3.5%		16,514,332
Danske Bank A/S	239,961	11,982,756
Novo Nordisk A/S, ADR	89,064	4,531,576
France 5.5%		25,866,164
Constellium SE (A)	317,669	5,988,061
Eurazeo SE	71,972	4,483,380
Ipsen SA	18,778	2,620,080
Pernod Ricard SA	28,325	2,425,362
Sanofi SA, ADR	115,853	5,614,236
Vallourec SACA	257,790	4,735,045
Germany 0.8%		3,963,531
Zalando SE (A)(D)	134,325	3,963,531
Hong Kong 1.1%		5,270,755
CK Hutchison Holdings, Ltd.	373,500	2,539,223
Prudential PLC	177,568	2,731,532
India 2.2%		10,464,800
HDFC Bank, Ltd., ADR	286,393	10,464,800
Ireland 2.3%		10,788,695
ICON PLC (A)(C)	16,912	3,081,705
Medtronic PLC	80,231	7,706,990
Italy 1.4%		6,363,020
Saipem SpA	2,247,628	6,363,020
Japan 7.6%		35,484,140
Asahi Kasei Corp.	427,900	3,803,496
Japan Post Insurance Company, Ltd.	145,900	4,387,729
KDDI Corp.	308,100	5,332,503
Kyocera Corp.	281,800	3,950,470
Resona Holdings, Inc.	560,000	5,329,919
Sumitomo Mitsui Financial Group, Inc.	292,900	9,420,078
Suzuken Company, Ltd.	83,300	3,259,945
2	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 1.7%		$7,912,864
America Movil SAB de CV, ADR (C)	201,179	4,158,370
Coca-Cola Femsa SAB de CV, ADR	39,642	3,754,494
Namibia 0.1%		402,118
Andrada Mining, Ltd. (A)	8,631,140	402,118
South Korea 3.4%		16,033,816
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	16,433	4,636,926
KT Corp., ADR	285,495	5,415,840
NAVER Corp.	35,580	5,981,050
Switzerland 1.1%		5,045,256
Roche Holding AG	12,217	5,045,256
United Kingdom 2.2%		10,187,509
AstraZeneca PLC, ADR	31,649	2,909,493
Beazley PLC	41,748	466,849
Endeavour Mining PLC	130,736	6,732,302
SSE PLC	2,690	78,865
United States 23.0%		108,031,992
Alphabet, Inc., Class C	29,652	9,304,798
Applied Materials, Inc.	25,994	6,680,198
Bank of America Corp. (C)	8,366	460,130
Century Aluminum Company (A)	87,327	3,421,472
DuPont de Nemours, Inc.	73,562	2,957,192
Enovis Corp. (A)(B)	116,229	3,096,341
Honeywell International, Inc.	41,189	8,035,562
Huntington Bancshares, Inc.	301,097	5,224,033
Jacobs Solutions, Inc.	28,411	3,763,321
KBR, Inc.	76,081	3,058,456
Keysight Technologies, Inc. (A)	27,453	5,578,175
Labcorp Holdings, Inc.	18,563	4,657,085
Lennar Corp., Class A (C)	21,756	2,236,517
Mativ Holdings, Inc. (C)	254,462	3,091,713
ONEOK, Inc.	53,942	3,964,737
Oracle Corp. (C)	15,395	3,000,639
Perpetua Resources Corp. (A)(B)	148,131	3,586,252
Qnity Electronics, Inc.	36,780	3,003,087
Range Resources Corp.	176,431	6,220,957
Royal Gold, Inc.	17,645	3,922,307
Solstice Advanced Materials, Inc. (A)	8,125	394,713
Sysco Corp. (C)	101,719	7,495,673
The Walt Disney Company	91,147	10,369,794
Uber Technologies, Inc. (A)	55,181	4,508,840

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.3%					$1,402,672
(Cost $1,438,585)
Namibia 0.3%					1,402,672
Andrada Mining, Ltd. (E)	12.000	12-31-26	GBP	1,100,000	1,402,672

	Yield (%)	Shares	Value
Short-term investments 28.2%			$132,286,416
(Cost $132,286,414)
Short-term funds 28.2%			132,286,416
Fidelity Government Portfolio, Institutional Class	3.6900(F)	129,974,475	129,974,475
John Hancock Collateral Trust (G)	3.7477(F)	231,097	2,311,941

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	3

Total investments (Cost $420,958,984) 95.9%	$450,210,461
Other assets and liabilities, net 4.1%	19,412,971
Total net assets 100.0%	$469,623,432

	Shares	Value
Securities sold short (0.6)%		$(2,794,342)
(Proceeds received $2,269,211)
Japan (0.3)%		(1,294,779)
Fuji Media Holdings, Inc.	(54,900)	(1,294,779)
Sweden (0.3)%		(1,499,563)
Hennes & Mauritz AB, B Shares	(74,814)	(1,499,563)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $5,233,629. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,033,927 in the form of U.S. Treasuries was pledged to the fund.
(C)	All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 12-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 12-31-25:
Financials	14.2%
Materials	13.9%
Health care	9.1%
Communication services	8.6%
Energy	5.7%
Industrials	5.7%
Information technology	4.7%
Consumer staples	2.9%
Consumer discretionary	2.9%
Short-term investments and other	32.3%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	778,955	Feb 2026	GSI	—	$(44,400)	$(44,400)
Pay	BlackLine, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	788,576	Jun 2026	GSI	—	(99,530)	(99,530)
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	7,795,419	Jun 2026	GSI	—	(38,769)	(38,769)
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,368,160	Jun 2026	GSI	—	438,336	438,336
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,303,608	Jun 2026	GSI	—	(219,870)	(219,870)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	874,104	Jun 2026	GSI	—	(271,131)	(271,131)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,202,045	Jul 2026	GSI	—	(141,279)	(141,279)
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,026,548	Oct 2026	GSI	—	(569,902)	(569,902)
Pay	Occidental Petroleum Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,016,793	Dec 2026	GSI	—	(54,814)	(54,814)
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,317,681	Jan 2027	GSI	—	(224,512)	(224,512)
Pay	Floor & Decor Holdings, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	406,798	Jan 2027	GSI	—	76,205	76,205
Pay	Block, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,478,385	Apr 2027	GSI	—	(32,106)	(32,106)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,031,629	May 2027	GSI	—	136,946	136,946
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	415,642	May 2027	GSI	—	(511,727)	(511,727)
Pay	EQT AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	12,317,210	May 2027	GSI	—	(476,387)	(476,387)
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,160,323	Jun 2027	GSI	—	(237,314)	(237,314)
Pay	Power Integrations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	849,958	Jul 2027	GSI	—	179,020	179,020
Pay	Tractor Supply Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,513,647	Jul 2027	GSI	—	76,747	76,747
Pay	PBF Energy, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,556,290	Aug 2027	GSI	—	58,382	58,382
Pay	Dexcom, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,066,398	Sep 2027	GSI	—	28,087	28,087
Pay	Moderna, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	460,537	Sep 2027	GSI	—	172,640	172,640
Pay	Church & Dwight Company, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,295,509	Sep 2027	GSI	—	503,196	503,196
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,609,640	Sep 2027	GSI	—	(17,388)	(17,388)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	146,343,360	Oct 2027	GSI	—	(229,112)	(229,112)
Pay	Lattice Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	975,099	Nov 2027	GSI	—	(510,611)	(510,611)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	184,331,283	Nov 2027	GSI	—	(253,366)	(253,366)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	104,147,107	Dec 2027	GSI	—	(232,704)	(232,704)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	611,281	Jan 2028	GSI	—	(29,829)	(29,829)
Pay	The Hershey Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,854,609	Jan 2028	GSI	—	(186,455)	(186,455)
Pay	Moelis & Company, Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,000,844	Feb 2028	GSI	—	(76,051)	(76,051)
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,584,098	Feb 2028	GSI	—	12,762	12,762
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	2,329	Feb 2028	GSI	—	227	227
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	951,210	Mar 2028	GSI	—	(385,263)	(385,263)
Pay	Dick’s Sporting Goods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,511,336	Mar 2028	GSI	—	(128,490)	(128,490)
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	241,688	Mar 2028	GSI	—	(267,084)	(267,084)
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,057,934	Mar 2028	GSI	—	48,530	48,530
Pay	Costco Wholesale Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,139,669	Mar 2028	GSI	—	97,175	97,175
Pay	Liberty Global, Ltd., Class C	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	919,183	Mar 2028	GSI	—	54,602	54,602
Pay	Moncler SpA	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	695,217	Apr 2028	GSI	—	(71,122)	(71,122)
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	2,484,935	Apr 2028	GSI	—	(67,736)	(67,736)
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	1,514,317	May 2028	GSI	—	(277,658)	(277,658)
Pay	TS Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	1,758,854	May 2028	GSI	—	(593,495)	(593,495)
Pay	Kadant, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	3,885,499	Jun 2028	GSI	—	264,718	264,718
Pay	Workday, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,200,447	Aug 2028	GSI	—	104,845	104,845
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	235,890,683	Sep 2028	GSI	—	173,003	173,003
Pay	goeasy, Ltd.	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	3,365,010	Sep 2028	GSI	—	467,209	467,209
Pay	Grindr, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,712,357	Sep 2028	GSI	—	226,929	226,929
Pay	Treasury Wine Estates, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,261,471	Sep 2028	GSI	—	156,451	156,451
Pay	Pan Pacific International Holdings Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	294,073,913	Dec 2028	GSI	—	21,922	21,922
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	5

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Chewy, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,737,648	Dec 2028	GSI	—	$153,026	$153,026
Pay	Coinbase Global, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,139,871	Dec 2028	GSI	—	343,436	343,436
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	4,973,208	Dec 2028	GSI	—	(1,273)	(1,273)
Pay	Lundin Gold, Inc.	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	383,462	Dec 2028	GSI	—	(7,582)	(7,582)
Pay	Repsol SA	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,600,624	Dec 2028	GSI	—	(65,295)	(65,295)
Pay	Snowflake, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,107,196	Dec 2028	GSI	—	(58,629)	(58,629)
Pay	SoFi Technologies, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,658,127	Dec 2028	GSI	—	(18,147)	(18,147)
Pay	HD Hyundai Heavy Industries Company, Ltd.	USD Federal Funds Compounded OIS - 0.38%	At Maturity	USD	2,095,428	Dec 2028	GSI	—	(12,660)	(12,660)
Pay	Mitsubishi Heavy Industries, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	413,572,756	Dec 2028	GSI	—	67,352	67,352
Pay	BASF SE	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,087,898	Dec 2028	HSBC	—	592	592
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	654,752	Dec 2028	HSBC	—	9,559	9,559
Pay	Hilton Grand Vacations, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	2,054,595	Dec 2028	HSBC	—	(102,125)	(102,125)
Pay	Moelis & Company, Class A	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	386,874	Dec 2028	HSBC	—	(32,559)	(32,559)
Pay	Occidental Petroleum Corp.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	763,729	Dec 2028	HSBC	—	19,928	19,928
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	219,425,000	Dec 2028	HSBC	—	(14,862)	(14,862)
Pay	Tetra Tech, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	1,800,085	Dec 2028	HSBC	—	49,853	49,853
Pay	Texas Roadhouse, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	2,060,185	Dec 2028	HSBC	—	62,626	62,626
Pay	The Blackstone Group, Inc.	USD SOFR Compounded OIS - 0.05%	At Maturity	USD	2,316,144	Dec 2028	HSBC	—	(106,795)	(106,795)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	929,861	Apr 2028	JPM	—	(155,104)	(155,104)
Pay	Bank of Hawaii Corp.	USD OBFR - 0.25%	At Maturity	USD	663,316	Apr 2028	JPM	—	(3,609)	(3,609)
Pay	BlackLine, Inc.	USD OBFR - 0.25%	At Maturity	USD	760,668	Apr 2028	JPM	—	(25,830)	(25,830)
Pay	Carvana Company	USD OBFR - 0.25%	At Maturity	USD	1,848,597	Apr 2028	JPM	—	(425,601)	(425,601)
Pay	Church & Dwight Company, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,727,218	Apr 2028	JPM	—	133,618	133,618
Pay	Costco Wholesale Corp.	USD OBFR - 0.25%	At Maturity	USD	956,606	Apr 2028	JPM	—	40,170	40,170
Pay	Dexcom, Inc.	USD OBFR - 0.25%	At Maturity	USD	877,361	Apr 2028	JPM	—	(46,467)	(46,467)
Pay	Dick’s Sporting Goods, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,255,961	Apr 2028	JPM	—	68,948	68,948
Pay	Fastenal Company	USD OBFR - 0.25%	At Maturity	USD	2,096,979	Apr 2028	JPM	—	7,735	7,735
Pay	Floor & Decor Holdings, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	832,265	Apr 2028	JPM	—	111,585	111,585
Pay	Lattice Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	987,456	Apr 2028	JPM	—	(129,072)	(129,072)
Pay	Liberty Global, Ltd., Class C	USD OBFR - 0.25%	At Maturity	USD	759,283	Apr 2028	JPM	—	(4,812)	(4,812)
Pay	Moderna, Inc.	USD OBFR - 0.25%	At Maturity	USD	242,532	Apr 2028	JPM	—	(20,705)	(20,705)
Pay	National Beverage Corp.	USD OBFR - 0.25%	At Maturity	USD	961,222	Apr 2028	JPM	—	120,230	120,230
Pay	Occidental Petroleum Corp.	USD OBFR - 0.25%	At Maturity	USD	2,751,539	Apr 2028	JPM	—	(107,409)	(107,409)
Pay	ON Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	831,294	Apr 2028	JPM	—	(46,361)	(46,361)
Pay	Palantir Technologies, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	637,966	Apr 2028	JPM	—	(106,301)	(106,301)
Pay	Power Integrations, Inc.	USD OBFR - 0.25%	At Maturity	USD	487,317	Apr 2028	JPM	—	27,209	27,209
Pay	Tesla, Inc.	USD OBFR - 0.25%	At Maturity	USD	778,841	Apr 2028	JPM	—	(555)	(555)
Pay	Tetra Tech, Inc.	USD OBFR - 0.25%	At Maturity	USD	269,320	Apr 2028	JPM	—	7,840	7,840
Pay	The Hershey Company	USD OBFR - 0.25%	At Maturity	USD	1,456,181	Apr 2028	JPM	—	(52,609)	(52,609)
Pay	Tractor Supply Company	USD OBFR - 0.25%	At Maturity	USD	1,336,890	Apr 2028	JPM	—	75,286	75,286
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.33%	At Maturity	AUD	1,261,729	Apr 2028	JPM	—	174,111	174,111
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	717,468	Apr 2028	JPM	—	15,618	15,618
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.33%	At Maturity	AUD	1,406,692	Apr 2028	JPM	—	29,945	29,945
Pay	Continental AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	6,674	Apr 2028	JPM	—	(172)	(172)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	146,494,642	Apr 2028	JPM	—	(17,683)	(17,683)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	569,798	Apr 2028	JPM	—	(56,184)	(56,184)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	23,276,231	Apr 2028	JPM	—	(235,439)	(235,439)
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	6,896,134	Apr 2028	JPM	—	(22,814)	(22,814)
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	36,165,503	Apr 2028	JPM	—	(63,334)	(63,334)
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	155,216,923	Apr 2028	JPM	—	(521,037)	(521,037)
Pay	Moncler SpA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	379,971	Apr 2028	JPM	—	19,403	19,403
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	146,229,012	Apr 2028	JPM	—	(96,855)	(96,855)
6	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sika AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	768,575	Apr 2028	JPM	—	$29,066	$29,066
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,061,017	Apr 2028	JPM	—	24,196	24,196
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	1,032,014	Apr 2028	JPM	—	58,015	58,015
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,130,102	Apr 2028	JPM	—	(123,778)	(123,778)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	510,581	Apr 2028	JPM	—	(18,671)	(18,671)
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	876,573	Apr 2028	JPM	—	22,693	22,693
Pay	Lennox International, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,789,937	Apr 2028	JPM	—	113,272	113,272
Pay	Kawasaki Kisen Kaisha, Ltd.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	243,756,205	May 2028	JPM	—	(202,066)	(202,066)
Pay	Mitsui OSK Lines, Ltd.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	270,290,141	May 2028	JPM	—	(51,577)	(51,577)
Pay	Muenchener Rueckversicherungs -Gesellschaft AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,431,299	Aug 2028	JPM	—	62,229	62,229
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,596,487	Aug 2028	JPM	—	265,868	265,868
Pay	Schroders PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	577,638	Aug 2028	JPM	—	(33,948)	(33,948)
Pay	Veolia Environnement SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,807,445	Aug 2028	JPM	—	(54,406)	(54,406)
Pay	Alstom SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,447,496	Aug 2028	JPM	—	(290,551)	(290,551)
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,585,081	Aug 2028	JPM	—	(134,676)	(134,676)
Pay	Aroundtown SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	713,384	Sep 2028	JPM	—	134,292	134,292
Pay	Husqvarna AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	23,442,118	Sep 2028	JPM	—	109,745	109,745
Pay	ROCKWOOL A/S, B Shares	DEK DESTR Compounded OIS - 0.30%	At Maturity	DKK	9,715,144	Sep 2028	JPM	—	(22,154)	(22,154)
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	13,976,642	Sep 2028	JPM	—	(22,667)	(22,667)
Pay	Antofagasta PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,292,022	Sep 2028	JPM	—	(270,023)	(270,023)
Pay	Ashtead Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	726,522	Oct 2028	JPM	—	(10,682)	(10,682)
Pay	Stora Enso Oyj, R Shares	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,965,012	Oct 2028	JPM	—	(475,287)	(475,287)
Pay	UBS Group AG	USD OBFR - 0.25%	At Maturity	USD	2,312,758	Oct 2028	JPM	—	(327,799)	(327,799)
Pay	BASF SE	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	926,393	Oct 2028	JPM	—	(22,788)	(22,788)
Pay	MIPS AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	10,971,026	Oct 2028	JPM	—	(57,260)	(57,260)
Pay	Phoenix Group Holdings PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,367,553	Nov 2028	JPM	—	(159,548)	(159,548)
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	326,953	Nov 2028	JPM	—	(498)	(498)
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.33%	At Maturity	AUD	151,402	Dec 2028	JPM	—	(1,338)	(1,338)
Pay	Hilton Grand Vacations, Inc.	USD OBFR - 0.25%	At Maturity	USD	317,420	Dec 2028	JPM	—	(5,273)	(5,273)
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	5,473,558	Dec 2028	JPM	—	(992)	(992)
Pay	Saab AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	30,719,266	Dec 2028	JPM	—	(374,015)	(374,015)
Pay	Treasury Wine Estates, Ltd.	AUD AONIA Compounded OIS - 0.33%	At Maturity	AUD	146,137	Dec 2028	JPM	—	(5,499)	(5,499)
Pay	BASF SE	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	14,427	Jan 2029	JPM	—	(410)	(410)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	57,181	Jan 2026	MSI	—	(20,774)	(20,774)
Pay	Nokian Renkaat Oyj	EUR EONIA Compounded OIS - 0.40%	At Maturity	EUR	218,130	Jul 2026	MSI	—	(63,476)	(63,476)
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	2,644,306	Sep 2027	MSI	—	(126,230)	(126,230)
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	156,520	Jan 2028	MSI	—	(191,134)	(191,134)
Pay	Lemonade, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	514,472	Apr 2028	MSI	—	(311,979)	(311,979)
Pay	Swiss Re AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	760,411	Apr 2028	MSI	—	35,144	35,144
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	278,348,076	Apr 2028	MSI	—	(527,055)	(527,055)
Pay	Caris Life Sciences, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,247,890	Jun 2028	MSI	—	(39,326)	(39,326)
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	67,724	Dec 2028	MSI	—	(1,285)	(1,285)
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	366,579	Dec 2028	MSI	—	(3,318)	(3,318)
Pay	Antofagasta PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	866,678	Aug 2028	UBS	—	(213,685)	(213,685)
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	514,745	Aug 2028	UBS	—	(45,438)	(45,438)
Pay	Schroders PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,416,986	Aug 2028	UBS	—	(49,753)	(49,753)
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	26,798,877	Aug 2028	UBS	—	(848,782)	(848,782)
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	18,277	Aug 2028	UBS	—	(687)	(687)
Pay	Aroundtown SA	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	1,118,983	Aug 2028	UBS	—	194,579	194,579
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	10,884,508	Sep 2028	UBS	—	(22,666)	(22,666)
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	926,988	Sep 2028	UBS	—	(57,062)	(57,062)
Pay	Ashtead Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,978,328	Sep 2028	UBS	—	38,394	38,394
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	7

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Continental AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	853,035	Oct 2028	UBS	—	$(106,618)	$(106,618)
Pay	International Paper Company	USD OBFR - 0.30%	At Maturity	USD	3,800,912	Oct 2028	UBS	—	369,038	369,038
Pay	Lundin Gold, Inc.	CAD CORRA Compounded OIS - 0.33%	At Maturity	CAD	2,607,361	Oct 2028	UBS	—	(145,033)	(145,033)
Pay	Toast, Inc., Class A	USD OBFR - 0.30%	At Maturity	USD	982,772	Oct 2028	UBS	—	52,983	52,983
Pay	Alstom SA	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	101,802	Nov 2028	UBS	—	(12,569)	(12,569)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	218,074	Nov 2028	UBS	—	7,510	7,510
Pay	Muenchener Rueckversicherungs -Gesellschaft AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	642,833	Nov 2028	UBS	—	(949)	(949)
Pay	Phoenix Group Holdings PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	413,365	Nov 2028	UBS	—	(38,157)	(38,157)
Pay	Sika AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	229,679	Nov 2028	UBS	—	(11,749)	(11,749)
Pay	Veolia Environnement SA	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	120,997	Nov 2028	UBS	—	(2,407)	(2,407)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	500,501	Nov 2028	UBS	—	(14,722)	(14,722)
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	256,500	Nov 2028	UBS	—	11,746	11,746
Pay	Cava Group, Inc.	USD OBFR - 0.30%	At Maturity	USD	868,890	Nov 2028	UBS	—	(178,260)	(178,260)
Pay	StepStone Group, Inc.	USD OBFR - 0.30%	At Maturity	USD	1,938,914	Dec 2028	UBS	—	(45,574)	(45,574)
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	58,603	Dec 2028	UBS	—	862	862
Pay	EQT AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	1,042,785	Dec 2028	UBS	—	(8,349)	(8,349)
Pay	Pan Pacific International Holdings Corp.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	10,275,847	Dec 2028	UBS	—	1,670	1,670
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	56,832,611	Dec 2028	UBS	—	3,677	3,677
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	173,943	Dec 2028	UBS	—	(3,804)	(3,804)
Pay	Texas Roadhouse, Inc.	USD OBFR - 0.30%	At Maturity	USD	303,644	Dec 2028	UBS	—	5,132	5,132
Pay	The Blackstone Group, Inc.	USD OBFR - 0.30%	At Maturity	USD	358,926	Dec 2028	UBS	—	(3,232)	(3,232)
Receive	Samsung Electronics Company, Ltd.	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	258,412	Dec 2026	GSI	—	45,342	45,342
Receive	Babcock International Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	4,760,921	Mar 2028	GSI	—	2,231,257	2,231,257
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	763,685	Apr 2028	GSI	—	160,128	160,128
Receive	NongShim Company, Ltd.	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	8,020,474	Oct 2028	GSI	—	(353,482)	(353,482)
Receive	SMC Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	612,354,826	Nov 2028	GSI	—	(73,568)	(73,568)
Receive	Sony Group Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	1,771,547,127	Nov 2028	GSI	—	(814,683)	(814,683)
Receive	Stanley Electric Company, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	360,336,982	Nov 2028	GSI	—	(47,219)	(47,219)
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	595,440,833	Nov 2028	GSI	—	138,566	138,566
Receive	Abercrombie & Fitch Company, Class A	USD Federal Funds Compounded OIS + 0.40%	At Maturity	USD	2,940,336	Nov 2028	GSI	—	1,454,961	1,454,961
Receive	Huntington Bancshares, Inc.	USD Federal Funds Compounded OIS + 0.40%	At Maturity	USD	142,072	Nov 2028	GSI	—	13,959	13,959
Receive	Salesforce, Inc.	USD Federal Funds Compounded OIS + 0.40%	At Maturity	USD	4,928,001	Nov 2028	GSI	—	362,199	362,199
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	79,037	Dec 2028	GSI	—	1,449	1,449
Receive	IMCD NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	60,419	Dec 2028	GSI	—	1,272	1,272
Receive	Merck KGaA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	108,558	Dec 2028	GSI	—	2,191	2,191
Receive	SK, Inc.	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	47,534	Dec 2028	GSI	—	573	573
Receive	IMCD NV	EUR ESTR Compounded OIS + 0.30%	At Maturity	EUR	2,771,211	Dec 2028	HSBC	—	17,188	17,188
Receive	Merck KGaA	EUR ESTR Compounded OIS + 0.30%	At Maturity	EUR	4,819,599	Dec 2028	HSBC	—	210,792	210,792
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.38%	At Maturity	GBP	3,589,430	Dec 2028	HSBC	—	53,694	53,694
Receive	Hiscox, Ltd.	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	4,775,825	Apr 2028	JPM	—	998,274	998,274
Receive	The Weir Group PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	8,819,749	Apr 2028	JPM	—	1,715,521	1,715,521
Receive	Hikma Pharmaceuticals PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	3,858,945	May 2028	JPM	—	(477,437)	(477,437)
Receive	Samsung Electronics Company, Ltd.	USD OBFR + 0.50%	At Maturity	USD	9,718,107	Jun 2028	JPM	—	4,090,862	4,090,862
Receive	SK, Inc.	USD OBFR + 0.50%	At Maturity	USD	1,895,078	Jun 2028	JPM	—	288,016	288,016
Receive	SMC Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	10,953,285	Dec 2028	MSI	—	(769)	(769)
Receive	Sony Group Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	38,258,774	Dec 2028	MSI	—	(10,971)	(10,971)
Receive	Stanley Electric Company, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	8,085,825	Dec 2028	MSI	—	(467)	(467)
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	14,668,399	Dec 2028	MSI	—	(4,519)	(4,519)
Receive	Bureau Veritas SA	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	7,150,918	Jul 2028	UBS	—	(246,505)	(246,505)
Receive	Fuji Electric Company, Ltd.	JPY TONAR Compounded OIS + 0.30%	At Maturity	JPY	422,518,700	Jul 2028	UBS	—	1,240,863	1,240,863
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	6,771,446	Jul 2028	UBS	—	354,631	354,631
								—	$3,162,267	$3,162,267
8	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CORRA	Canadian Overnight Repo Rate Average
DESTR	Denmark Short-Term Rate
EONIA	Euro Overnight Index Average
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$15,992,579	—	$15,992,579	—
Bermuda	7,994,747	$7,994,747	—	—
Brazil	3,889,964	3,889,964	—	—
Canada	18,932,797	18,932,797	—	—
China	7,382,294	—	7,382,294	—
Denmark	16,514,332	4,531,576	11,982,756	—
France	25,866,164	11,602,297	14,263,867	—
Germany	3,963,531	—	3,963,531	—
Hong Kong	5,270,755	—	5,270,755	—
India	10,464,800	10,464,800	—	—
Ireland	10,788,695	10,788,695	—	—
Italy	6,363,020	—	6,363,020	—
Japan	35,484,140	—	35,484,140	—
Mexico	7,912,864	7,912,864	—	—
Namibia	402,118	—	402,118	—
South Korea	16,033,816	5,415,840	10,617,976	—
Switzerland	5,045,256	—	5,045,256	—
United Kingdom	10,187,509	9,641,795	545,714	—
United States	108,031,992	108,031,992	—	—
10	|

	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Convertible bonds	$1,402,672	—	—	$1,402,672
Short-term investments	132,286,416	$132,286,416	—	—
Total investments in securities	$450,210,461	$331,493,783	$117,314,006	$1,402,672
Liabilities
Securities sold short	$(2,794,342)	—	$(2,794,342)	—
Derivatives:
Assets
Swap contracts	19,757,851	—	19,757,851	—
Liabilities
Swap contracts	(16,595,584)	—	(16,595,584)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Convertible bonds
Balance as of 3-31-25	$1,271,734
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	130,938
Balance as of 12-31-25	$1,402,672
Change in unrealized appreciation (depreciation) at period end[1]	$130,938

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	231,097	$1,111,725	$66,028,815	$(64,829,662)	$1,038	$25	$108,971	—	$2,311,941
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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